Pioneer Balanced ESG Fund
Schedule of Investments  |  April 30, 2024

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

Schedule of Investments  |  4/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.6%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Building & Construction Products — 0.0%†
25,000(b)	MI Windows and Doors LLC, 2024 Incremental Term Loan, 3/28/31	$ 25,144
	Total Building & Construction Products	$25,144

	Chemicals-Diversified — 0.0%†
39,200	LSF11 A5 HoldCo LLC, Term Loan, 8.93% (Term SOFR + 350 bps), 10/15/28	$ 39,268
	Total Chemicals-Diversified	$39,268

	Containers-Paper & Plastic — 0.0%†
35,000(b)	LC Ahab US Bidco LLC, Term Loan B, 4/11/31	$ 35,131
	Total Containers-Paper & Plastic	$35,131

	Data Processing & Management — 0.1%
164,500	Iron Mountain Information Management LLC, Incremental Term B Loan , 7.18% (LIBOR + 175 bps), 1/2/26	$ 164,414
	Total Data Processing & Management	$164,414

	Electric-Generation — 0.0%†
58,679	Generation Bridge Northeast LLC, Term Loan B, 8.816% (Term SOFR + 350 bps), 8/22/29	$ 59,045
	Total Electric-Generation	$59,045

	Finance-Leasing Company — 0.0%†
71,304	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.915% (Term SOFR + 150 bps), 2/12/27	$ 71,409
	Total Finance-Leasing Company	$71,409

	Medical-Wholesale Drug Distribution — 0.0%†
55,846	Owens & Minor, Inc., Term B-1 Loan, 9.166% (Term SOFR + 375 bps), 3/29/29	$ 56,300
	Total Medical-Wholesale Drug Distribution	$56,300

	Metal Processors & Fabrication — 0.0%†
21,200	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.555% (Term SOFR + 400 bps), 10/12/28	$ 21,174
	Total Metal Processors & Fabrication	$21,174

	Total Senior Secured Floating Rate Loan Interests (Cost $468,941)	$471,885

1Pioneer Balanced ESG Fund | 4/30/24

Shares		Value
	Common Stocks — 63.5% of Net Assets
	Automobiles — 0.9%
42,069	Honda Motor Co., Ltd. (A.D.R.)	$ 1,429,925
96,000	Subaru Corp.	2,149,904
	Total Automobiles	$3,579,829

	Beverages — 0.8%
19,155	PepsiCo., Inc.	$ 3,369,556
	Total Beverages	$3,369,556

	Biotechnology — 2.2%
30,973	AbbVie, Inc.	$ 5,037,449
10,513(c)	Vertex Pharmaceuticals, Inc.	4,129,611
	Total Biotechnology	$9,167,060

	Building Products — 1.3%
82,113	Johnson Controls International Plc	$ 5,343,093
	Total Building Products	$5,343,093

	Capital Markets — 2.7%
58,811	Bank of New York Mellon Corp.	$ 3,322,233
20,663	CME Group, Inc.	4,331,791
46,550	State Street Corp.	3,374,410
	Total Capital Markets	$11,028,434

	Chemicals — 0.7%
12,301	Air Products and Chemicals, Inc.	$ 2,907,218
	Total Chemicals	$2,907,218

	Communications Equipment — 2.7%
124,848	Cisco Systems, Inc.	$ 5,865,359
15,764	Motorola Solutions, Inc.	5,346,361
	Total Communications Equipment	$11,211,720

	Construction Materials — 1.1%
59,567	CRH Plc	$ 4,611,677
	Total Construction Materials	$4,611,677

	Electrical Equipment — 2.4%
17,505	Eaton Corp. Plc	$ 5,571,141
82,204	Prysmian S.p.A.	4,489,925
	Total Electrical Equipment	$10,061,066

Pioneer Balanced ESG Fund | 4/30/242

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	Electronic Equipment, Instruments & Components — 1.1%
15,227(c)	Keysight Technologies, Inc.	$ 2,252,682
17,225	TE Connectivity, Ltd.	2,436,993
	Total Electronic Equipment, Instruments & Components	$4,689,675

	Entertainment — 0.9%
32,701	Walt Disney Co.	$ 3,633,081
	Total Entertainment	$3,633,081

	Financial Services — 2.5%
42,809(c)	PayPal Holdings, Inc.	$ 2,907,588
27,520	Visa, Inc., Class A	7,392,147
	Total Financial Services	$10,299,735

	Food Products — 2.1%
118,659	Glanbia Plc	$ 2,259,131
79,092	Kraft Heinz Co.	3,053,742
39,585	Lamb Weston Holdings, Inc.	3,299,014
	Total Food Products	$8,611,887

	Health Care Equipment & Supplies — 1.9%
8,075(c)	Intuitive Surgical, Inc.	$ 2,992,756
59,229	Medtronic Plc	4,752,535
	Total Health Care Equipment & Supplies	$7,745,291

	Health Care Providers & Services — 2.8%
62,955	Cardinal Health, Inc.	$ 6,486,883
14,855	Cigna Group	5,303,829
	Total Health Care Providers & Services	$11,790,712

	Hotels, Restaurants & Leisure — 0.6%
32,748	Wyndham Hotels & Resorts, Inc.	$ 2,407,306
	Total Hotels, Restaurants & Leisure	$2,407,306

	Household Durables — 0.5%
26,564	Sony Group Corp. (A.D.R.)	$ 2,193,389
	Total Household Durables	$2,193,389

	Insurance — 1.5%
14,241	Chubb, Ltd.	$ 3,540,882
49,393	Sun Life Financial, Inc.	2,521,019
	Total Insurance	$6,061,901

3Pioneer Balanced ESG Fund | 4/30/24

Shares		Value
	Interactive Media & Services — 5.8%
148,298(c)	Alphabet, Inc., Class A	$ 24,139,948
	Total Interactive Media & Services	$24,139,948

	Life Sciences Tools & Services — 0.5%
9,063(c)	IQVIA Holdings, Inc.	$ 2,100,532
	Total Life Sciences Tools & Services	$2,100,532

	Machinery — 0.7%
8,022	Deere & Co.	$ 3,139,891
	Total Machinery	$3,139,891

	Metals & Mining — 1.9%
9,458	Reliance, Inc.	$ 2,692,882
102,274	Teck Resources, Ltd., Class B	5,030,858
	Total Metals & Mining	$7,723,740

	Oil, Gas & Consumable Fuels — 3.6%
28,028	Phillips 66	$ 4,013,890
57,291	Shell Plc (A.D.R.)	4,105,473
60,570	Targa Resources Corp.	6,908,614
	Total Oil, Gas & Consumable Fuels	$15,027,977

	Personal Care Products — 0.5%
112,006	Kenvue, Inc.	$ 2,107,953
	Total Personal Care Products	$2,107,953

	Pharmaceuticals — 3.1%
12,544	Eli Lilly & Co.	$ 9,798,118
19,479	Merck KGaA	3,096,371
	Total Pharmaceuticals	$12,894,489

	Professional Services — 0.7%
11,383	Automatic Data Processing, Inc.	$ 2,753,434
	Total Professional Services	$2,753,434

	Semiconductors & Semiconductor Equipment — 4.0%
51,568(c)	Advanced Micro Devices, Inc.	$ 8,167,340
12,083	Analog Devices, Inc.	2,423,971
4,130	Lam Research Corp.	3,693,913
23,708	Microchip Technology, Inc.	2,180,662
	Total Semiconductors & Semiconductor Equipment	$16,465,886

	Software — 5.8%
10,420(c)	Adobe, Inc.	$ 4,822,689
Pioneer Balanced ESG Fund | 4/30/244

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	Software — (continued)
41,154	Microsoft Corp.	$ 16,022,487
29,762	Oracle Corp.	3,385,427
	Total Software	$24,230,603

	Specialized REITs — 1.1%
20,196	Crown Castle, Inc.	$ 1,893,981
19,074	Digital Realty Trust, Inc.	2,647,090
	Total Specialized REITs	$4,541,071

	Specialty Retail — 1.9%
48,736	TJX Cos., Inc.	$ 4,585,570
8,019(c)	Ulta Beauty, Inc.	3,246,412
	Total Specialty Retail	$7,831,982

	Technology Hardware, Storage & Peripherals — 1.9%
100,356(c)	Pure Storage, Inc., Class A	$ 5,057,942
1,888	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	2,660,192
	Total Technology Hardware, Storage & Peripherals	$7,718,134

	Textiles, Apparel & Luxury Goods — 1.0%
11,938(c)	Lululemon Athletica, Inc.	$ 4,304,843
	Total Textiles, Apparel & Luxury Goods	$4,304,843

	Trading Companies & Distributors — 2.3%
54,840(c)	AerCap Holdings NV	$ 4,633,432
23,955	Ferguson Plc	5,028,154
	Total Trading Companies & Distributors	$9,661,586

	Total Common Stocks (Cost $164,079,947)	$263,354,699

Principal Amount USD ($)
	Asset Backed Securities — 2.3% of Net Assets
57,377	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 52,289
250,000(d)	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	250,012
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	302,016
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	100,564
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.285% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	288,544
5Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.63% (SOFR30A + 230 bps), 1/15/37 (144A)	$ 245,691
400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.771% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	396,004
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	99,003
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	119,269
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 9.39% (3 Month Term SOFR + 406 bps), 1/15/33 (144A)	248,937
185,374	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	163,174
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.63% (SOFR30A + 230 bps), 2/15/37 (144A)	154,595
98,521	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	94,744
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.529% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	244,238
122,288(e)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	111,771
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	108,196
200,000(e)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	188,901
130,000(e)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	108,836
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	193,036
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	396,447
85,648	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	80,301
361,600	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	360,489
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	89,528
350,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	323,716
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	99,486
Pioneer Balanced ESG Fund | 4/30/246

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
192,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	$ 172,434
15,883	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	15,885
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	407,711
400,000(e)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	362,841
32,486	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	29,253
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	163,434
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.234% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	120,473
195,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	151,916
116,692	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	103,643
165,489	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	143,221
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	100,870
460,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	455,949
34,374	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	29,894
83,939	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	71,271
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	121,367
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	98,412
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	98,387
70,581	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	67,750
222,375(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	225,580
250,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	239,003
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	91,205
7Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	$ 160,248
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	234,813
59,557	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	54,205
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.28% (SOFR30A + 195 bps), 11/15/38 (144A)	311,372
200,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	195,124
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	105,076
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	105,335
98,778	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	93,034
17,692	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	17,600
168,744	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	160,931
	Total Asset Backed Securities (Cost $9,941,136)	$9,528,024

	Collateralized Mortgage Obligations—2.4% of Net Assets
425,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 301,047
100,000(e)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	85,863
500,000(e)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	400,673
654,347(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.986%, 5/25/51 (144A)	510,080
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.33% (SOFR30A + 300 bps), 1/25/42 (144A)	153,834
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.28% (SOFR30A + 195 bps), 3/25/44 (144A)	100,158
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.28% (SOFR30A + 395 bps), 9/26/33 (144A)	217,045
117,658	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	115,737
Pioneer Balanced ESG Fund | 4/30/248

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
11,766(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.845% (SOFR30A + 51 bps), 5/15/41	$ 11,590
97,311(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.106% (SOFR30A + 644 bps), 8/15/42	9,950
78,023(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	16,388
102,956(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	20,992
12,902(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.765% (SOFR30A + 43 bps), 11/25/36	12,726
17,781(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 5.745% (SOFR30A + 41 bps), 4/25/36	17,489
6,792(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.995% (SOFR30A + 66 bps), 9/25/37	6,716
42,416(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 5.895% (SOFR30A + 56 bps), 7/25/41	41,851
66,086(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	13,668
485,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B1, 8.68% (SOFR30A + 335 bps), 9/25/41 (144A)	499,249
400,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.43% (SOFR30A + 210 bps), 9/25/41 (144A)	400,752
286,350(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	48,577
241,629(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month Term SOFR + 324 bps), 1/20/50	2,592
160,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	109,061
43,026(e)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	39,782
290,215(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	220,257
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.095% (SOFR30A + 176 bps), 5/25/29 (144A)	68,980
100,000(e)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	94,498
9Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(e)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	$ 66,127
100,000(e)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	63,647
312,636	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	286,843
122,994(e)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.14%, 4/25/52 (144A)	96,662
279,250(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.798%, 11/25/51 (144A)	211,463
120,732(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.978%, 10/25/51 (144A)	93,937
800,000(e)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	499,432
210,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	142,911
661,101(e)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.677%, 1/25/53 (144A)	565,598
250,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.517%, 7/25/52 (144A)	148,532
330,755(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	250,711
300,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	188,879
39,546(e)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	35,664
300,000(e)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	236,058
31,518(e)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	28,739
61,618(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.695% (SOFR30A + 536 bps), 10/25/30 (144A)	62,561
553,102(e)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	415,635
264,006(e)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	200,854
150,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.03% (SOFR30A + 270 bps), 7/25/33 (144A)	151,959
302,966(e)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	230,313
272,350(e)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	212,897
Pioneer Balanced ESG Fund | 4/30/2410

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
385,000(e)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 259,975
34,665(e)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	29,357
301,945(e)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	254,193
150,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	93,963
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.581% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	138,916
270,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.73% (SOFR30A + 340 bps), 11/25/33 (144A)	275,441
400,000(e)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	252,630
675,000(e)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	426,719
52,761(e)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	49,717
362,305(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.912%, 9/25/50 (144A)	289,934
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	67,970
335,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	209,190
	Total Collateralized Mortgage Obligations (Cost $11,794,108)	$10,056,982

	Commercial Mortgage-Backed Securities—1.4% of Net Assets
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	$ 281,186
200,000(e)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.959%, 4/15/55	168,353
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	194,286
5,348,396(e)(f)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 1.017%, 7/15/47	116
497	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	491
250,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	239,354
11Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
12,584(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.33% (SOFR30A + 200 bps), 1/25/51 (144A)	$ 12,302
550,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.33% (SOFR30A + 400 bps), 11/25/51 (144A)	539,073
254,346	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	251,207
100,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.211%, 7/25/27 (144A)	91,232
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.737% (SOFR30A + 241 bps), 6/25/26 (144A)	106,074
105,515(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.837% (SOFR30A + 251 bps), 7/25/29 (144A)	98,135
250,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.061%, 9/25/28 (144A)	214,340
816,221(e)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	29,285
400,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.535% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	380,625
100,000(e)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	99,222
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	346,875
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	232,024
2,450,000(e)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.191%, 6/15/51	11,125
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	224,761
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.931% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	245,255
300,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	258,764
150,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.671% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	150,469
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	31,250
Pioneer Balanced ESG Fund | 4/30/2412

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.381% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 487,522
125,000(e)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	82,642
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.253% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	326,215
210,000(e)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	211,869
335,826(a)	TTAN, Series 2021-MHC, Class B, 6.535% (1 Month Term SOFR + 121 bps), 3/15/38 (144A)	333,097
987,736(e)(f)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.019%, 9/15/57	9,051
2,265,113(e)(f)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.748%, 10/15/49	64,437
	Total Commercial Mortgage-Backed Securities (Cost $6,270,982)	$5,720,637

	Convertible Corporate Bonds — 1.8% of Net Assets
	REITs — 1.8%
4,484,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,226,170
3,227,000	Redwood Trust, Inc., 7.75%, 6/15/27	3,063,633
	Total REITs	$7,289,803

	Total Convertible Corporate Bonds (Cost $7,189,784)	$7,289,803

	Corporate Bonds — 10.9% of Net Assets
	Airlines — 0.0%†
114,226	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 102,177
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	58,085
	Total Airlines	$160,262

	Auto Manufacturers — 0.4%
85,000	Cummins, Inc., 5.15%, 2/20/34	$ 83,448
150,000	Cummins, Inc., 5.45%, 2/20/54	144,394
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	136,063
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	88,924
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	437,121
13Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	$ 284,828
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	127,280
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	318,339
	Total Auto Manufacturers	$1,620,397

	Banks — 4.9%
400,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 320,352
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	195,002
285,000(e)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	277,965
200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	197,940
200,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	195,551
600,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	485,007
335,000(e)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	270,249
70,000(e)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	68,537
150,000(e)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	152,451
565,000(e)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	498,757
445,000(e)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	434,545
2,235,000(e)(g)	Barclays Plc, 8.00% (5 Year CMT Index + 543 bps)	2,197,796
225,000(e)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	192,982
260,000(e)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	254,937
350,000(e)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	280,722
250,000(e)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	202,918
270,000(e)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	279,040
220,000(e)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	176,332
205,000(e)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	192,393
135,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	132,215
65,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	65,182
375,000(e)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	328,228
Pioneer Balanced ESG Fund | 4/30/2414

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
275,000(e)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	$ 272,465
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	618,755
210,000(e)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	170,046
195,000(e)	Goldman Sachs Group, Inc., 3.272% (3 Month Term SOFR + 146 bps), 9/29/25	192,859
140,000(e)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	132,843
305,000(e)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	263,161
335,000(e)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	271,707
200,000(e)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	202,261
200,000(e)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	180,672
585,000(e)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	430,035
250,000(e)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	256,159
380,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	408,120
275,000(e)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	223,111
90,000(e)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	83,756
300,000(e)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	295,744
215,000(e)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	215,144
500,000	KeyBank N.A., 4.15%, 8/8/25	485,354
105,000(e)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	103,289
285,000(e)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	267,401
260,000(e)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	285,378
205,000(e)(g)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	202,449
300,000(e)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	243,426
175,000(e)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	141,575
200,000(e)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	162,486
210,000(e)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	204,890
175,000(e)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	171,587
15Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
290,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	$ 271,606
70,000(e)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	70,069
180,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	173,196
65,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	63,176
210,000(e)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	210,882
585,000(e)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	473,940
65,000(e)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	64,435
190,000(e)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	201,668
195,000(e)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	176,697
425,000(e)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	433,039
60,000(e)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	58,774
200,000(e)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	209,415
385,000(e)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	305,752
2,500,000(e)(g)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,244,719
200,000(e)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	186,784
350,000(e)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	333,763
230,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	211,628
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	201,688
530,000(e)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	404,008
80,000(e)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	78,887
	Total Banks	$20,257,900

	Biotechnology — 0.0%†
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 161,399
	Total Biotechnology	$161,399

Pioneer Balanced ESG Fund | 4/30/2416

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — 0.0%†
60,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 59,588
	Total Building Materials	$59,588

	Commercial Services — 0.2%
200,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 191,764
200,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	196,927
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	54,616
235,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	238,492
170,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	168,471
	Total Commercial Services	$850,270

	Diversified Financial Services — 0.8%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 709,619
245,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	239,991
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	17,932
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	574,242
290,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	220,003
73,000(e)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	69,135
126,000(e)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	126,821
220,000(e)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	219,058
30,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	30,159
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	365,004
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	222,967
305,000	OneMain Finance Corp., 4.00%, 9/15/30	256,535
105,000	OneMain Finance Corp., 9.00%, 1/15/29	110,079
143,000	Raymond James Financial, Inc., 3.75%, 4/1/51	102,519
163,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	151,425
	Total Diversified Financial Services	$3,415,489

	Electric — 0.6%
195,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 169,132
50,000(h)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	49,478
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	118,825
17Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Electric — (continued)
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$ 181,649
76,000(h)	Dominion Energy, Inc., 3.071%, 8/15/24	75,332
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	188,214
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	339,465
121,000	New York State Electric & Gas Corp., 3.30%, 9/15/49 (144A)	77,976
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	185,366
390,000	PacifiCorp, 5.45%, 2/15/34	374,491
205,000	Puget Energy, Inc., 2.379%, 6/15/28	180,258
133,000	Puget Energy, Inc., 4.10%, 6/15/30	120,232
120,000	Puget Energy, Inc., 4.224%, 3/15/32	104,958
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	166,030
90,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	87,482
	Total Electric	$2,418,888

	Energy-Alternate Sources — 0.0%†
35,226	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 35,140
	Total Energy-Alternate Sources	$35,140

	Food — 0.1%
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	$ 164,418
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	127,049
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,792
	Total Food	$295,259

	Gas — 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 297,934
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	369,770
	Total Gas	$667,704

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 125,535
	Total Hand & Machine Tools	$125,535

	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 46,067
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	196,386
95,000	Smith & Nephew Plc, 5.40%, 3/20/34	91,571
	Total Healthcare-Products	$334,024

Pioneer Balanced ESG Fund | 4/30/2418

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — 0.0%†
75,000	Humana, Inc., 5.375%, 4/15/31	$ 73,126
	Total Healthcare-Services	$73,126

	Insurance — 0.7%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 164,626
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	372,332
250,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	207,046
385,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	277,599
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	545,613
160,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	154,982
270,000(e)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	219,974
200,000(e)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	161,490
79,000	Primerica, Inc., 2.80%, 11/19/31	64,432
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	219,978
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	154,774
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	85,940
110,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (144A)	95,407
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	21,716
40,000	Willis North America, Inc., 2.95%, 9/15/29	35,027
	Total Insurance	$2,780,936

	Lodging — 0.2%
150,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	$ 147,880
405,000	Marriott International, Inc., 4.90%, 4/15/29	394,194
120,000	Marriott International, Inc., 5.30%, 5/15/34	115,091
	Total Lodging	$657,165

	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 469,088
345,000	John Deere Capital Corp., 5.10%, 4/11/34	338,762
105,000	Nordson Corp., 5.80%, 9/15/33	106,087
	Total Machinery-Diversified	$913,937

	Mining — 0.3%
200,000	Anglo American Capital Plc, 5.75%, 4/5/34 (144A)	$ 197,487
19Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Mining — (continued)
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 249,020
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	223,669
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	261,333
140,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%, 3/15/34 (144A)	136,562
	Total Mining	$1,068,071

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 314,063
	Total Multi-National	$314,063

	Oil & Gas — 0.2%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 499,290
400,000	Phillips 66 Co., 3.75%, 3/1/28	376,129
162,000	Valero Energy Corp., 6.625%, 6/15/37	171,051
	Total Oil & Gas	$1,046,470

	Pharmaceuticals — 0.2%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 99,127
335,000	Cencora, Inc., 5.125%, 2/15/34	323,666
40,000	CVS Health Corp., 5.25%, 1/30/31	39,237
250,000	CVS Health Corp., 5.25%, 2/21/33	241,526
	Total Pharmaceuticals	$703,556

	Pipelines — 0.3%
150,000	Enbridge, Inc., 5.625%, 4/5/34	$ 146,758
165,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	174,083
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	149,959
20,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	20,449
120,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	123,146
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	48,369
45,000	Williams Cos., Inc., 5.15%, 3/15/34	42,976
205,000	Williams Cos., Inc., 5.75%, 6/24/44	194,784
242,000	Williams Cos., Inc., 7.75%, 6/15/31	262,684
	Total Pipelines	$1,163,208

	REITs — 0.3%
19,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 14,846
18,000	Highwoods Realty LP, 3.05%, 2/15/30	14,875
394,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	264,189
Pioneer Balanced ESG Fund | 4/30/2420

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
490,000	Simon Property Group LP , 5.50%, 3/8/33	$ 483,899
205,000	UDR, Inc., 1.90%, 3/15/33	151,366
140,000	UDR, Inc., 4.40%, 1/26/29	132,933
	Total REITs	$1,062,108

	Retail — 0.4%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 42,589
50,000	AutoNation, Inc., 2.40%, 8/1/31	39,205
140,000	AutoNation, Inc., 3.85%, 3/1/32	121,067
250,000	AutoNation, Inc., 4.75%, 6/1/30	234,383
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	457,422
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	334,634
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	271,283
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	249,355
	Total Retail	$1,749,938

	Semiconductors — 0.3%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 299,816
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	112,548
60,000	Broadcom, Inc., 4.30%, 11/15/32	54,656
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	193,832
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	286,290
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	222,736
	Total Semiconductors	$1,169,878

	Software — 0.1%
379,000	Autodesk, Inc., 2.40%, 12/15/31	$ 306,019
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	165,732
	Total Software	$471,751

	Telecommunications — 0.2%
215,000	Motorola Solutions, Inc., 2.30%, 11/15/30	$ 176,835
230,000	Motorola Solutions, Inc., 5.60%, 6/1/32	228,758
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	290,261
170,000	T-Mobile USA, Inc., 5.05%, 7/15/33	162,854
120,000	T-Mobile USA, Inc., 5.75%, 1/15/34	120,853
	Total Telecommunications	$979,561

	Transportation — 0.0%†
250,000	FedEx Corp., 4.55%, 4/1/46	$ 203,407
	Total Transportation	$203,407

21Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 94,200
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	253,354
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	35,377
	Total Trucking & Leasing	$382,931

	Total Corporate Bonds (Cost $48,447,454)	$45,141,961

	Municipal Bonds — 0.1% of Net Assets(i)
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Federally Taxable, Series B, 4.844%, 9/1/43	$ 90,202
	Total Massachusetts	$90,202

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 77,644
	Total Missouri	$77,644

	Texas — 0.1%
100,000(j)	Central Texas Regional Mobility Authority, 1/1/25	$ 97,329
	Total Texas	$97,329

	Total Municipal Bonds (Cost $296,424)	$265,175

Shares
	Preferred Stock — 0.3% of Net Assets
	Automobiles — 0.3%
14,562(k)	Porsche AG (144A)	$ 1,300,745
	Total Automobiles	$1,300,745

	Total Preferred Stock (Cost $1,177,518)	$1,300,745

Pioneer Balanced ESG Fund | 4/30/2422

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 0.8% of Net Assets#
	Event Linked Bonds — 0.8%
	Multiperil – U.S. — 0.3%
250,000(a)	Four Lakes Re, 11.13%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	$ 253,550
250,000(a)	High Point Re, 11.124%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	251,000
250,000(a)	Mystic Re, 17.372%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	254,050
250,000(a)	Residential Re, 11.129%, (3 Month U.S. Treasury Bill + 575 bps), 12/6/27 (144A)	248,600
250,000(a)	Sanders Re, 11.129%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	250,625
		$1,257,825

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 12.374%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 259,850
	Windstorm – Florida — 0.1%
500,000(a)	Everglades Re II, 11.984%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 500,000
	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 10.622%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 249,300
	Windstorm – Texas — 0.2%
1,000,000(a)	Alamo Re, 12.56%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 1,004,000
	Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.29%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 243,300
	Total Event Linked Bonds	$3,514,275

	Total Insurance-Linked Securities (Cost $3,509,338)	$3,514,275

	Foreign Government Bonds — 0.1% of Net Assets
	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 190,085
	Total Philippines	$190,085

23Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	Saudi Arabia — 0.1%
215,000	Saudi Government International Bond, 5.750%, 1/16/54 (144A)	$ 200,488
	Total Saudi Arabia	$200,488

	Total Foreign Government Bonds (Cost $470,520)	$390,573

	U.S. Government and Agency Obligations — 17.6% of Net Assets
1,376,714	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 1,074,101
90,054	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	68,145
690,504	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	552,573
178,130	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	141,355
89,303	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	75,940
7,558	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	6,464
45,888	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	38,805
249,879	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	206,594
92,600	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	77,898
494,554	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	408,786
350,390	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	289,503
56,012	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	47,107
80,502	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	71,562
82,728	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	73,142
79,752	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	69,418
234,463	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	205,081
417,539	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	383,492
11,604	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	10,572
13,470	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	12,754
8,508	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	8,290
19,182	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	18,730
6,620	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	6,591
171,170	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	168,731
93,949	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	91,976
3,342	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,383
7,031	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	7,115
98,870	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	98,669
219,099	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	217,149
99,823	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,032
3,273	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,360
26,379	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	26,692
171,000	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	177,573
90,873	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	92,025
297,814	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	307,016
Pioneer Balanced ESG Fund | 4/30/2424

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,415,000	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	$ 1,425,978
1,644,092	Federal National Mortgage Association, 1.500%, 3/1/42	1,284,248
100,000	Federal National Mortgage Association, 2.000%, 5/15/39 (TBA)	86,133
175,893	Federal National Mortgage Association, 2.000%, 3/1/52	133,255
2,900,000	Federal National Mortgage Association, 2.000%, 6/1/54 (TBA)	2,190,999
100,000	Federal National Mortgage Association, 2.500%, 5/15/39 (TBA)	88,530
16,060	Federal National Mortgage Association, 2.500%, 3/1/43	13,201
12,125	Federal National Mortgage Association, 2.500%, 4/1/43	9,966
5,409	Federal National Mortgage Association, 2.500%, 8/1/43	4,446
12,423	Federal National Mortgage Association, 2.500%, 4/1/45	10,180
18,633	Federal National Mortgage Association, 2.500%, 4/1/45	15,267
9,556	Federal National Mortgage Association, 2.500%, 8/1/45	7,830
382,786	Federal National Mortgage Association, 2.500%, 8/1/50	311,280
772,889	Federal National Mortgage Association, 2.500%, 5/1/51	626,806
255,962	Federal National Mortgage Association, 2.500%, 5/1/51	207,736
514,624	Federal National Mortgage Association, 2.500%, 11/1/51	417,330
854,897	Federal National Mortgage Association, 2.500%, 1/1/52	687,284
83,034	Federal National Mortgage Association, 2.500%, 2/1/52	67,007
765,640	Federal National Mortgage Association, 2.500%, 4/1/52	607,317
252,559	Federal National Mortgage Association, 2.500%, 4/1/52	203,863
1,286,524	Federal National Mortgage Association, 2.500%, 4/1/52	1,020,873
1,100,000	Federal National Mortgage Association, 2.500%, 6/1/54 (TBA)	870,849
25,732	Federal National Mortgage Association, 3.000%, 10/1/30	24,238
2,550	Federal National Mortgage Association, 3.000%, 5/1/46	2,170
3,982	Federal National Mortgage Association, 3.000%, 10/1/46	3,389
2,636	Federal National Mortgage Association, 3.000%, 1/1/47	2,243
9,629	Federal National Mortgage Association, 3.000%, 2/1/47	8,279
76,117	Federal National Mortgage Association, 3.000%, 3/1/47	65,402
38,873	Federal National Mortgage Association, 3.000%, 4/1/47	33,207
187,686	Federal National Mortgage Association, 3.000%, 8/1/50	158,356
295,931	Federal National Mortgage Association, 3.000%, 2/1/51	249,411
53,065	Federal National Mortgage Association, 3.000%, 8/1/51	43,887
274,106	Federal National Mortgage Association, 3.000%, 11/1/51	230,138
25Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
262,059	Federal National Mortgage Association, 3.000%, 11/1/51	$ 216,651
406,656	Federal National Mortgage Association, 3.000%, 1/1/52	341,805
181,886	Federal National Mortgage Association, 3.000%, 2/1/52	153,217
547,095	Federal National Mortgage Association, 3.000%, 3/1/52	463,551
159,809	Federal National Mortgage Association, 3.000%, 4/1/52	132,068
92,288	Federal National Mortgage Association, 3.000%, 5/1/52	77,616
392,450	Federal National Mortgage Association, 3.000%, 6/1/52	324,420
220,155	Federal National Mortgage Association, 3.000%, 6/1/52	181,940
84,992	Federal National Mortgage Association, 3.000%, 2/1/57	69,870
5,504	Federal National Mortgage Association, 3.500%, 2/1/49	4,848
204,227	Federal National Mortgage Association, 3.500%, 5/1/49	182,283
138,444	Federal National Mortgage Association, 3.500%, 5/1/49	123,448
19,345	Federal National Mortgage Association, 3.500%, 4/1/52	16,693
74,969	Federal National Mortgage Association, 3.500%, 4/1/52	65,099
152,834	Federal National Mortgage Association, 3.500%, 4/1/52	133,680
164,772	Federal National Mortgage Association, 3.500%, 5/1/52	143,439
2,000,000	Federal National Mortgage Association, 3.500%, 5/1/54 (TBA)	1,723,678
67,883	Federal National Mortgage Association, 4.000%, 10/1/40	62,501
292,835	Federal National Mortgage Association, 4.000%, 4/1/44	268,969
141,663	Federal National Mortgage Association, 4.000%, 7/1/51	127,613
32,463	Federal National Mortgage Association, 4.000%, 9/1/51	29,299
500,000	Federal National Mortgage Association, 4.000%, 6/15/54 (TBA)	447,319
92,769	Federal National Mortgage Association, 4.500%, 9/1/43	88,172
163,886	Federal National Mortgage Association, 4.500%, 12/1/43	154,176
59,344	Federal National Mortgage Association, 4.500%, 1/1/44	56,403
900,000	Federal National Mortgage Association, 4.500%, 5/1/54 (TBA)	829,273
40,029	Federal National Mortgage Association, 5.000%, 5/1/31	39,472
100,000	Federal National Mortgage Association, 5.000%, 5/15/39 (TBA)	98,165
272,725	Federal National Mortgage Association, 5.000%, 8/1/52	258,955
94,439	Federal National Mortgage Association, 5.000%, 4/1/53	89,670
300,000	Federal National Mortgage Association, 5.000%, 5/1/54 (TBA)	284,252
1,942	Federal National Mortgage Association, 5.500%, 3/1/34	1,915
Pioneer Balanced ESG Fund | 4/30/2426

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,984	Federal National Mortgage Association, 5.500%, 12/1/34	$ 3,956
21,526	Federal National Mortgage Association, 5.500%, 10/1/35	21,326
8,466	Federal National Mortgage Association, 5.500%, 12/1/35	8,429
9,939	Federal National Mortgage Association, 5.500%, 12/1/35	9,895
5,633	Federal National Mortgage Association, 5.500%, 5/1/37	5,609
62,071	Federal National Mortgage Association, 5.500%, 5/1/38	61,799
500,000	Federal National Mortgage Association, 5.500%, 5/15/39 (TBA)	497,428
92,540	Federal National Mortgage Association, 5.500%, 4/1/50	91,221
176,001	Federal National Mortgage Association, 5.500%, 4/1/50	173,493
86,769	Federal National Mortgage Association, 5.500%, 4/1/53	84,485
92,019	Federal National Mortgage Association, 5.500%, 4/1/53	89,597
97,238	Federal National Mortgage Association, 5.500%, 7/1/53	95,306
200,000	Federal National Mortgage Association, 5.500%, 6/15/54 (TBA)	194,087
177	Federal National Mortgage Association, 6.000%, 9/1/29	179
625	Federal National Mortgage Association, 6.000%, 8/1/32	633
4,947	Federal National Mortgage Association, 6.000%, 12/1/33	4,936
4,485	Federal National Mortgage Association, 6.000%, 10/1/37	4,543
3,144	Federal National Mortgage Association, 6.000%, 12/1/37	3,179
47,828	Federal National Mortgage Association, 6.000%, 1/1/53	48,283
18,811	Federal National Mortgage Association, 6.000%, 1/1/53	18,831
94,254	Federal National Mortgage Association, 6.000%, 4/1/53	93,612
95,443	Federal National Mortgage Association, 6.000%, 5/1/53	96,316
88,625	Federal National Mortgage Association, 6.000%, 5/1/53	88,524
84,000	Federal National Mortgage Association, 6.000%, 6/1/53	83,942
94,141	Federal National Mortgage Association, 6.000%, 7/1/53	93,988
92,170	Federal National Mortgage Association, 6.000%, 7/1/53	93,253
93,498	Federal National Mortgage Association, 6.000%, 7/1/53	95,150
192,557	Federal National Mortgage Association, 6.000%, 8/1/53	192,314
372,103	Federal National Mortgage Association, 6.000%, 9/1/53	368,997
77,943	Federal National Mortgage Association, 6.000%, 2/1/54	77,249
3,574	Federal National Mortgage Association, 6.500%, 4/1/29	3,577
2,187	Federal National Mortgage Association, 6.500%, 7/1/29	2,250
27Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,982	Federal National Mortgage Association, 6.500%, 5/1/32	$ 6,079
5,573	Federal National Mortgage Association, 6.500%, 9/1/32	5,616
2,786	Federal National Mortgage Association, 6.500%, 10/1/32	2,807
91,692	Federal National Mortgage Association, 6.500%, 3/1/53	93,435
93,062	Federal National Mortgage Association, 6.500%, 8/1/53	94,136
95,649	Federal National Mortgage Association, 6.500%, 8/1/53	97,442
51,958	Federal National Mortgage Association, 6.500%, 8/1/53	52,541
192,444	Federal National Mortgage Association, 6.500%, 9/1/53	195,757
93,887	Federal National Mortgage Association, 6.500%, 9/1/53	94,989
385,000	Federal National Mortgage Association, 6.500%, 5/1/54	387,968
8,089	Federal National Mortgage Association, 7.000%, 1/1/36	8,257
200,000	Government National Mortgage Association, 2.000%, 5/15/54 (TBA)	157,353
400,000	Government National Mortgage Association, 2.500%, 5/15/54 (TBA)	327,876
400,000	Government National Mortgage Association, 3.000%, 5/15/54 (TBA)	340,235
200,000	Government National Mortgage Association, 3.500%, 5/15/54 (TBA)	176,157
200,000	Government National Mortgage Association, 5.000%, 5/15/54 (TBA)	191,437
100,000	Government National Mortgage Association, 5.500%, 6/15/53 (TBA)	97,876
100,000	Government National Mortgage Association, 5.500%, 5/15/54 (TBA)	98,032
300,000	Government National Mortgage Association, 6.000%, 6/15/54 (TBA)	299,350
400,000	Government National Mortgage Association, 6.500%, 6/15/53 (TBA)	403,991
60,761	Government National Mortgage Association I, 3.500%, 11/15/41	55,106
7,785	Government National Mortgage Association I, 3.500%, 10/15/42	7,030
105,555	Government National Mortgage Association I, 4.000%, 9/15/41	97,389
17,877	Government National Mortgage Association I, 4.000%, 4/15/45	16,476
30,284	Government National Mortgage Association I, 4.000%, 6/15/45	28,064
17,709	Government National Mortgage Association I, 4.500%, 5/15/39	16,917
Pioneer Balanced ESG Fund | 4/30/2428

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,873	Government National Mortgage Association I, 5.500%, 8/15/33	$ 3,845
7,275	Government National Mortgage Association I, 5.500%, 9/15/33	7,322
4,578	Government National Mortgage Association I, 6.000%, 10/15/33	4,686
7,879	Government National Mortgage Association I, 6.000%, 9/15/34	8,037
20,687	Government National Mortgage Association I, 6.000%, 9/15/38	21,313
971	Government National Mortgage Association I, 6.500%, 10/15/28	984
3,617	Government National Mortgage Association I, 6.500%, 5/15/31	3,681
4,899	Government National Mortgage Association I, 6.500%, 6/15/32	4,966
6,907	Government National Mortgage Association I, 6.500%, 12/15/32	7,001
10,384	Government National Mortgage Association I, 6.500%, 5/15/33	10,654
88	Government National Mortgage Association I, 7.000%, 8/15/28	89
1,814	Government National Mortgage Association I, 8.000%, 2/15/30	1,806
24,876	Government National Mortgage Association II, 4.500%, 9/20/44	23,880
11,915	Government National Mortgage Association II, 4.500%, 10/20/44	11,409
23,267	Government National Mortgage Association II, 4.500%, 11/20/44	22,279
107,668	Government National Mortgage Association II, 4.500%, 9/20/52	100,373
8,647	Government National Mortgage Association II, 5.500%, 2/20/34	8,756
93,192	Government National Mortgage Association II, 5.500%, 9/20/52	91,481
10,554	Government National Mortgage Association II, 6.500%, 11/20/28	10,702
662	Government National Mortgage Association II, 7.500%, 9/20/29	670
8,000,000(j)	U.S. Treasury Bills, 6/4/24	7,960,126
1,982,900	U.S. Treasury Bonds, 3.000%, 2/15/48	1,453,016
7,578,200	U.S. Treasury Bonds, 3.125%, 5/15/48	5,676,841
29Pioneer Balanced ESG Fund | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,720,400	U.S. Treasury Bonds, 4.375%, 8/15/43	$ 2,540,599
1,226,676	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	993,146
5,039,000	U.S. Treasury Notes, 1.125%, 2/15/31	4,014,075
2,500,000	U.S. Treasury Notes, 1.500%, 2/15/30	2,096,387
2,090,000	U.S. Treasury Notes, 2.875%, 5/15/32	1,836,424
353,000	U.S. Treasury Notes, 3.375%, 5/15/33	319,024
2,830,000	U.S. Treasury Notes, 3.500%, 2/15/33	2,588,013
1,800,000	U.S. Treasury Notes, 3.875%, 8/15/33	1,689,750
1,130,000	U.S. Treasury Notes, 4.250%, 2/28/29	1,106,959
3,000,000	U.S. Treasury Notes, 4.625%, 9/30/28	2,983,008
8,034,600	U.S. Treasury Notes, 4.625%, 9/30/30	7,994,113
	Total U.S. Government and Agency Obligations (Cost $78,168,371)	$73,097,300

Shares
	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
1,327,834(l)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 1,327,834
		$1,327,834

	TOTAL SHORT TERM INVESTMENTS (Cost $1,327,834)	$1,327,834

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.6% (Cost $333,142,357)	$421,459,893
Pioneer Balanced ESG Fund | 4/30/2430

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 4/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/24	Capital Gain Distributions for the period ended 4/30/24	Dividend Income for the period ended 4/30/24	Value
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
130,805(m)	Pioneer ILS Interval Fund	$—	$24,723	$—	$126,210	$ 1,174,631
	Total Investments in Affiliated Issuer — 0.3% (Cost $1,292,999)					$1,174,631

Principal Amount USD ($)
	TBA Sales Commitments — (0.1)% of Net Assets
	U.S. Government and Agency Obligations — (0.1)%
(500,000)	Federal National Mortgage Association, 3.000%, 5/1/54 (TBA)	$ (412,794)
(100,000)	Federal National Mortgage Association, 6.000%, 5/1/54 (TBA)	(99,070)
	TOTAL TBA SALES COMMITMENTS (Proceeds $519,561)	$(511,864)

	OTHER ASSETS AND LIABILITIES — (1.8)%	$(7,553,485)
	net assets — 100.0%	$414,569,175

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
31Pioneer Balanced ESG Fund | 4/30/24

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $48,698,466, or 11.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	This term loan will settle after April 30, 2024, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2024.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2024.
(m)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2024.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	11/15/2023	$1,007,500	$1,004,000
Blue Ridge Re	11/14/2023	250,000	249,300
Bonanza Re	12/15/2020	250,000	243,300
Everglades Re II	10/27/2023	501,838	500,000
Four Lakes Re	12/8/2023	250,000	253,550
Galileo Re	12/4/2023	250,000	259,850
High Point Re	12/1/2023	250,000	251,000
Mystic Re	12/12/2023	250,000	254,050
Pioneer Balanced ESG Fund | 4/30/2432

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Re	11/7/2023	$250,000	$248,600
Sanders Re	1/16/2024	250,000	250,625
Total Restricted Securities			$3,514,275
% of Net assets			0.8%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
47	U.S. 2 Year Note (CBT)	6/28/24	$9,619,325	$9,524,844	$(94,481)
306	U.S. 5 Year Note (CBT)	6/28/24	32,669,538	32,051,110	(618,428)
31	U.S. 10 Year Note (CBT)	6/18/24	3,398,182	3,330,563	(67,619)
1	U.S. Ultra Bond (CBT)	6/18/24	127,190	119,562	(7,628)
			$45,814,235	$45,026,079	$(788,156)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
8	U.S. 10 Year Ultra Bond (CBT)	6/18/24	$(888,183)	$(881,750)	$6,433
4	U.S. Long Bond (CBT)	6/18/24	(476,158)	(455,250)	20,908
			$(1,364,341)	$(1,337,000)	$27,341
TOTAL FUTURES CONTRACTS			$44,449,894	$43,689,079	$(760,815)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
33Pioneer Balanced ESG Fund | 4/30/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$471,885	$—	$471,885
Common Stocks	263,354,699	—	—	263,354,699
Asset Backed Securities	—	9,528,024	—	9,528,024
Collateralized Mortgage Obligations	—	10,056,982	—	10,056,982
Commercial Mortgage-Backed Securities	—	5,720,637	—	5,720,637
Convertible Corporate Bonds	—	7,289,803	—	7,289,803
Corporate Bonds	—	45,141,961	—	45,141,961
Municipal Bonds	—	265,175	—	265,175
Preferred Stock	1,300,745	—	—	1,300,745
Insurance-Linked Securities
Event Linked Bonds	—	3,514,275	—	3,514,275
Foreign Government Bonds	—	390,573	—	390,573
U.S. Government and Agency Obligations	—	73,097,300	—	73,097,300
Open-End Fund	1,327,834	—	—	1,327,834
Affiliated Closed-End Fund	1,174,631	—	—	1,174,631
Total Investments in Securities	$267,157,909	$155,476,615	$—	$422,634,524
Liabilities
TBA Sales Commitments	$—	$(511,864)	$—	$(511,864)
Total Liabilities	$—	$(511,864)	$—	$(511,864)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(760,815)	$—	$—	$(760,815)
Total Other Financial Instruments	$(760,815)	$—	$—	$(760,815)
During the period ended April 30, 2024, there were no transfers in or out of Level 3.
Pioneer Balanced ESG Fund | 4/30/2434